Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	$ 2,739	$ 2,591